Auer Growth Fund
Schedule of Investments
February 28, 2023 - (Unaudited)
COMMON STOCKS — 96.33% Shares Fair Value
Communication Services — 2.49%
Perion Network Ltd.
(a)
37,400 $ 1,261,876
Consumer Discretionary — 4.76%
Dream Finders Homes, Inc.
(a)
18,500 222,555
Forestar Group, Inc.
(a)
4,700 67,069
General Motors Co. 25,000 968,500
KB Home 8,300 292,741
Landesa Home Corp.
(a)
32,000 209,120
Marine Products Corp. 18,000 230,400
Toll Brothers, Inc. 4,000 239,760
Virco Manufacturing Corp.
(a)
40,000 180,800
2,410,945
Consumer Staples — 3.64%
Cal-Maine Foods, Inc. 17,500 994,000
Darling Ingredients, Inc.
(a)
6,000 379,620
Thorne HealthTech, Inc.
(a)
95,000 470,250
1,843,870
Energy — 36.69%
Comstock Resources, Inc. 35,000 424,900
CONSOL Energy, Inc. 18,000 985,140
Coterra Energy, Inc. 23,000 574,310
DHT Holdings, Inc. 23,000 266,110
Dorian LPG Ltd. 24,000 526,800
Earthstone Energy, Inc., Class A
(a)
50,000 697,500
Epsilon Energy Ltd. 80,000 460,000
Evolution Petroleum Corp. 40,000 260,400
Halliburton Co. 30,000 1,086,900
Helmerich & Payne, Inc. 25,000 1,052,000
Imperial Petroleum, Inc.
(a)
1,700,000 338,470
Liberty Oilfield Services, Inc., Class A 33,000 503,250
Mammoth Energy Services, Inc.
(a)
33,000 185,130
Matador Resources Co. 10,500 564,795
Mexco Energy Corp.
(a)
9,400 117,688
Murphy Oil Corp. 24,500 955,990
NexTier Oilfield Solutions, Inc.
(a)
22,500 205,425
North American Construction Group Ltd.
(a)
31,000 521,110
Occidental Petroleum Corp. 5,600 327,936
Patterson-UTI Energy, Inc. 30,000 411,000
PBF Energy, Inc., Class A 26,000 1,136,460
PDC Energy, Inc. 3,800 255,018
Peabody Energy Corp.
(a)
17,000 464,100
Phillips 66 9,500 974,320
Precision Drilling Corp.
(a)
17,000 968,830
ProPetro Holding Corp.
(a)
60,000 528,600
Range Resources Corp. 33,000 889,020
Ranger Oil Corp. 10,000 415,000

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS — 96.33% - (continued) Shares Fair Value
Energy — 36.69% - (continued)
Ring Energy, Inc.
(a)
250,000 $ 525,000
Teekay Tankers Ltd., Class A
(a)
30,000 1,354,500
U.S. Silica Holdings, Inc.
(a)
15,000 182,100
World Fuel Services Corp. 15,000 411,750
18,569,552
Financials — 14.88%
Banco Latinoamericano de Comercio Exterior, S.A., E 12,000 219,600
BankFinancial Corp. 40,000 411,600
BankUnited, Inc. 12,500 442,750
Bayfirst Financial Corp. 12,500 239,500
BCB Bancorp, Inc. 12,500 216,875
Carter Bankshares, Inc.
(a)
8,500 147,645
Consumer Portfolio Services, Inc.
(a)
40,000 442,400
EZCORP, Inc., Class A
(a)
26,000 229,320
First National Corp. 14,000 252,140
First US Bancshares, Inc. 11,500 113,850
HomeTrust Bancshares, Inc. 9,000 263,430
Investar Holding Corp. 11,500 226,550
Magyar Bancorp, Inc. 19,000 238,830
MainStreet Bancshares, Inc. 14,000 413,980
Metropolitan Bank Holding Corp.
(a)
11,500 641,815
Northeast Community Bancorp, Inc. 13,500 211,410
OceanFirst Financial Corp. 8,000 189,760
Ohio Valley Banc Corp. 10,000 260,100
Princeton Bancorp, Inc. 7,300 254,040
Third Coast Bancshares, Inc.
(a)
13,000 239,850
Washington Federal, Inc. 6,500 227,955
Wells Fargo & Co. 20,000 935,400
Western New England Bancorp, Inc. 26,000 262,080
Zions Bancorp., N.A. 9,000 455,580
7,536,460
Health Care — 1.74%
OraSure Technologies, Inc.
(a)
95,000 599,450
SIGA Technologies, Inc. 41,000 280,850
880,300
Industrials — 16.89%
Alaska Air Group, Inc.
(a)
10,500 502,215
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR
(a)
22,000 257,840
Copa Holdings SA, Class A
(a)
5,500 507,925
Costamare, Inc. 32,000 336,000
Euroseas Ltd. 37,500 722,250
Globus Maritime Ltd.
(a)
88,000 105,600
Herc Holdings, Inc. 6,500 933,335
Heritage-Crystal Clean, Inc.
(a)
13,500 485,730
JetBlue Airways Corp.
(a)
60,000 498,000

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS — 96.33% - (continued) Shares Fair Value
Industrials — 16.89% - (continued)
Kimball Electronics, Inc.
(a)
19,000 $ 475,190
Mayville Engineering Co., Inc.
(a)
20,000 324,400
Northwest Pipe Co.
(a)
5,700 219,450
PACCAR, Inc. 6,000 433,200
Park-Ohio Holdings Corp. 15,000 199,650
RCM Technologies, Inc.
(a)
21,000 302,820
Sun Country Airlines Holdings Inc.
(a)
25,000 501,250
Sypris Solutions, Inc.
(a)
72,000 150,480
Taylor Devices, Inc.
(a)
15,700 258,108
Terex Corp. 5,000 296,050
Thermon Group Holdings, Inc.
(a)
20,000 529,000
Titan Machinery, Inc.
(a)
11,200 512,848
8,551,341
Materials — 7.20%
Ascent Industries Co.
(a)
12,000 110,880
Commercial Metals Co. 7,200 372,600
Friedman Industries, Inc. 23,000 273,355
FutureFuel Corp. 50,000 437,500
Intrepid Potash, Inc.
(a)
18,000 570,060
LSB Industries, Inc.
(a)
22,500 305,775
Mosaic Co. (The) 9,000 478,710
Ramaco Resources, Inc. 64,000 636,800
Rayonier Advanced Materials, Inc.
(a)
27,000 221,400
TRX Gold Corp.
(a)
600,000 239,940
3,647,020
Real Estate — 1.27%
KKR Real Estate Finance Trust, Inc. 17,000 246,500
Ladder Capital Corp. 35,000 395,500
642,000
Technology — 6.77%
Addvantage Tech Group, Inc.
(a)
90,000 127,800
AmpliTech Group, Inc.
(a)
50,000 132,000
ePlus, Inc.
(a)
9,000 487,530
Richardson Electronics, Ltd. 9,700 203,506
Sanmina Corp.
(a)
15,500 937,130
Silicom Ltd.
(a)
11,000 419,210
Super Micro Computer, Inc.
(a)
8,500 832,745
Valero Energy Corp. 2,200 289,806
3,429,727
Total Common Stocks (Cost $47,673,444) 48,773,091
MONEY MARKET FUNDS — 3.62%
Fidelity Investments Money Market Government Portfolio, Class I, 4.46%
(b)
1,830,764 1,830,764
Total Money Market Funds (Cost $1,830,764) 1,830,764

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
MONEY MARKET FUNDS3.62%
Total Investments — 99.95%
    (Cost $49,504,208) $ 50,603,855
Other Assets in Excess of Liabilities — 0.05% 27,567
NET ASSETS — 100.00% $ 50,631,422
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2023.
ADR - American Depositary Receipt